Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of summary of significant accounting policies [line items]
Non-current lease liabilities	€ 90,103	€ 95,401
Current lease liabilities	14,433	13,791
Convertible Senior Notes	421,700
Derivative Liabilities	€ 93,353	€ 157,950